Note 3 - Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule Of Allowance For Doubtful Accounts Receivable [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	201 6	201 5	201 6	201 5
Beginning of period	$81,949	$71,343	$92,863	$59,273
Additions	-	70,000	-	100,000
Deductions	(21,771)	(23,595)	(32,685)	(41,525)
End of period	$60,178	$117,748	$60,178	$117,748

	For the Years Ended December 31,
	201 5	201 4	2013
Beginning	$59,273	$81,009	$190,109
Additions	132,000	322,000	85,000
Deductions	(98,410)	(343,736)	(194,100)
Ending	$92,863	$59,273	$81,009